Consolidated Statements of Income (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest income
Interest and fees on loans	$ 33,067,230	$ 31,609,216
Interest on debt securities	1,305,175	1,030,761
Dividends	56,116	81,942
Interest on federal funds sold and overnight deposits	362,018	340,375
Total interest income	34,790,539	33,062,294
Interest expense
Interest on deposits	2,568,158	4,095,985
Interest on borrowed funds	71,375	19,261
Interest on repurchase agreements	88,861	254,774
Interest on junior subordinated debentures	393,105	476,666
Total interest expense	3,121,499	4,846,686
Net interest income	31,669,040	28,215,608
Provision for loan losses	624,165	1,589,000
Net interest income after provision for loan losses	31,044,875	26,626,608
Non-interest income
Service fees	3,441,607	3,137,956
Income from sold loans	949,212	1,469,863
Other income from loans	982,295	1,054,562
Net realized gain on sale of securities AFS	0	39,086
Other income	1,361,023	1,070,257
Total non-interest income	6,734,137	6,771,724
Non-interest expense
Salaries and wages	8,027,000	7,597,745
Employee benefits	3,124,554	3,084,435
Occupancy expenses, net	2,808,068	2,672,720
Other expenses	7,697,964	7,036,841
Total non-interest expense	21,657,586	20,391,741
Income before income taxes	16,121,426	13,006,591
Income tax expense	2,983,088	2,248,089
Net income	$ 13,138,338	$ 10,758,502
Earnings per common share	$ 2.45	$ 2.03
Weighted average number of common shares used in computing earnings per share	5,345,988	5,274,785
Dividends declared per common share	$ 0.88	$ 0.76